Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share
Net income attributable to common stockholders - basic	$ 32,201	$ 32,234	$ 136,394	$ 112,714	$ 155,481	$ 129,731	$ 132,543
Net income attributable to common stockholders - diluted	32,201	32,234	136,394	112,714	155,481	129,731	132,543
Weighted average shares outstanding - basic	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597
Weighted average shares outstanding - diluted	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597	155,162,597
EARNINGS PER COMMON SHARE, BASIC AND DILUTED
Net income attributable to common stockholders (in dollars per share)	$ 0.21	$ 0.21	$ 0.88	$ 0.73	$ 1.00	$ 0.84	$ 0.85
Dilutive securities	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0